Segment reporting (Tables)	3 Months Ended
Jun. 30, 2020
Disclosure Of Operating Segments [Line Items]
Disclosure Of Operating Segments Explanatory
USD million	Global Wealth Management	Personal & Corporate Banking	AssetManagement	Investment Bank	Group Functions	UBS AG

For the six months ended 30 June 2020
Net interest income	2,054	1,029	(9)	3	(387)	2,689
Non-interest income	6,553	886	1,048	4,906	(20)	13,372
Income	8,607	1,914	1,038	4,909	(407)	16,061
Credit loss (expense) / recovery	(117)	(187)	0	(200)	(35)	(540)
Total operating income	8,489	1,727	1,038	4,709	(443)	15,521
Total operating expenses	6,421	1,155	724	3,419	478	12,197
Operating profit / (loss) before tax	2,068	573	314	1,290	(921)	3,324
Tax expense / (benefit)						703
Net profit / (loss)						2,621

As of 30 June 2020
Total assets	327,218	209,953	34,585	349,407	142,272	1,063,435
USD million	Global Wealth Management	Personal & Corporate Banking	AssetManagement	Investment Bank	Group Functions	UBS AG

For the six months ended 30 June 2019
Net interest income	1,975	995	(13)	(404)	(449)	2,104
Non-interest income	6,090	921	934	4,266	693	12,904
Income	8,065	1,916	921	3,862	244	15,007
Credit loss (expense) / recovery	(4)	1	0	(24)	(6)	(33)
Total operating income	8,061	1,917	921	3,838	238	14,975
Total operating expenses	6,356	1,139	694	3,231	444	11,864
Operating profit / (loss) before tax	1,704	778	227	606	(205)	3,110
Tax expense / (benefit)						736
Net profit / (loss)						2,374

As of 31 December 2019
Total assets	309,766	209,512	34,565	316,058	102,017	971,916